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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2910

Madison Mosaic Government Money Market Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison/Mosaic Legal and Compliance Department
550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Mosaic Government Money Market

Portfolio of Investments - June 30, 2010 (unaudited)

	Par Value	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 95.1%
Fannie Mae - 32.5%
0.15%, 07/06/10	$1,000,000	$999,979
0.16%, 07/07/10	489,000	488,987
0.17%, 07/14/10	1,000,000	999,937
0.16%, 07/16/10	750,000	749,953
0.18%, 07/21/10	300,000	299,970
0.18%, 07/27/10	750,000	749,902
0.18%, 08/02/10	600,000	599,904
0.19%, 08/11/10	750,000	749,838
0.18%, 08/18/10	600,000	599,852
0.18%, 08/25/10	750,000	749,794
0.15%, 09/22/10	750,000	749,741

Federal Home Loan Bank - 29.6%
0.17%, 07/02/10	700,000	699,996
0.13%, 07/08/10	700,000	699,983
0.13%, 07/30/10	600,000	599,937
0.19%, 08/20/10	750,000	749,802
0.15%, 08/23/10	600,000	599,868
0.19%, 08/27/10	750,000	749,775
0.14%, 09/01/10	514,000	513,876
0.13%, 09/02/10	750,000	749,829
0.12%, 09/07/10	1,000,000	999,773
0.14%, 09/15/10	650,000	649,808

Freddie Mac - 25.9%
0.09%, 07/06/10	600,000	599,993
0.17%, 07/09/10	400,000	399,984
0.17%, 07/12/10	1,000,000	999,946
0.17%, 07/23/10	500,000	499,948
0.14%, 07/26/10	1,000,000	999,907
0.11%, 08/03/10	900,000	899,909
0.18%, 08/10/10	750,000	749,850
0.13%, 08/30/10	750,000	749,830
0.14%, 09/09/10	250,000	249,932

U.S. Treasury Bills - 7.1%
0.14%, 07/29/10	700,000	699,920
0.10%, 08/26/10	1,000,000	999,837

Total U.S. Government and Agency Obligations (Cost $22,599,560)		22,599,560

REPURCHASE AGREEMENT - 4.6%
With U.S. Bank National Association issued 6/30/10 at 0.01%, due
7/01/10, collateralized by $1,116,854 in Freddie Mac MBS #G11649
due 2/01/20. Proceeds at maturity are $1,094,953 (Cost $1,094,952)		1,094,952

TOTAL INVESTMENTS - 99.7% (Cost $23,694,512)		23,694,512

NET OTHER ASSETS AND LIABILITIES - 0.3%		81,091

TOTAL NET ASSETS - 100.0%		23,775,603

CAPITAL SHARES OUTSTANDING		23,775,703

NET ASSET VALUE PER SHARE		$1.00
Securities Valuation: Portfolio securities are valued at acquisition cost as adjusted for amortization of premium or accretion of discount, which approximates fair value.
The Funds adopted Financial Accounting Standards Board (“FASB”) guidance on fair value measurements. Fair value is defined as the price that the fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. A three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.
Various inputs as noted above are used in determining the value of the fund's investments and other financial instruments. These inputs are summarized in the three broad levels listed below.
Level 1: Quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3: Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary representing the fund's investments carried on the Statements of Assets and Liabilities by caption and by level within the fair value hierarchy as of June 30, 2010:

	Quoted Prices in Active Markets for Identical Securities	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Value at 6/30/10

Government Money Market Fund
U.S. Government and Agency Obligations	$ -	$ 22,599,560	$ -	$ 22,599,560
Repurchase Agreement		1,094,952		$ 1,094,952
Total	$ -	$ 23,694,512	$ -	$ 23,694,512

At June 30, 2010 and for the nine-months then ended, the Fund held no Level 3 Securities.  Please see Portfolio of Investments for a listing of all securities within the U.S. Government and Agency Obligations category.

In March 2008, FASB issued guidance regarding enhanced disclosures about fund’s derivative and hedging activities.  Management has determined that there is no impact on the Fund’s financial statement as the Fund currently does not hold derivative financial instruments.

In January 2010, amended guidance was issued by FASB for fair value measurement disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements relating to Level 3 measurements.  It also clarifies existing fair value disclosures about the level of disaggregation, inputs and valuation techniques used to measure fair value.  The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements relating to Level 3 measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  For the nine-months ended June 30, 2010, the Fund did not have securities that transferred between classification levels.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Government Money Market Trust

By: (signature)

W. Richard Mason, Chief Compliance Officer

Date: August 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  August 24, 2010

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: August 24, 2010